Unaudited interim condensed consolidated statements of cash flows - EUR (€)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating activities
Loss before taxes from continuing operations	€ (11,079,000)	€ (14,129,000)
Income before taxes from discontinued operations	4,614,000	9,240,000
Loss before taxes	(6,465,000)	(4,889,000)
Adjustments to reconcile loss to cash flow from operating activities
Amortization and depreciation	3,808,000	3,286,000
Interest expense	859,000	259,000
Expected credit loss allowances on trade receivables and contract assets	146,000	95,000
Gain on disposal of property, plant and equipment	(527,000)
Sharebased payment (true up)/ expenses	(1,957,000)	2,042,000
Fair value adjustments of warrants	(238,000)
Other noncash items	(141,000)	(184,000)
Changes in operating assets and liabilities
Inventories	1,802,000	2,083,000
Trade receivables and contract assets	3,066,000	500,000
Other assets	10,000	(941,000)
Trade payables	(5,355,000)	(6,638,000)
Other liabilities	(4,908,000)	4,629,000
Thereof cash flow used in continuing operating activities	(12,735,000)	(8,720,000)
Thereof cash flow from discontinued operating activities	2,835,000	8,962,000
Net cash flow (used in)/ from operating activities	(9,900,000)	242,000
Investing activities
Cash paid for investments in intangible assets	(44,000)	(1,326,000)
Cash paid for investments in property, plant and equipment	(79,000)	(1,970,000)
Cash received for disposal of property, plant and equipment	575,000
Thereof cash flow from continuing investing activities	(123,000)	(1,526,000)
Thereof cash flow from discontinued investing activities	575,000	(1,770,000)
Cash flow from/ (used in) investing activities	452,000	(3,296,000)
Financing activities
Cash received from issuance of shares	12,058,000
Cash received from issuance of warrants	2,833,000
Cash received from loans	21,695,000	1,587,000
Cash repayments of loans	(200,000)	(185,000)
Cash repayments of lease liabilities	(1,231,000)	(1,222,000)
Interest paid	(859,000)	(61,000)
Thereof net cash flow from continuing financing activities	34,705,000	394,000
Thereof net cash flow used in discontinued financing activities	(409,000)	(275,000)
Net cash flow from financing activities	34,296,000	119,000
Changes in cash and cash equivalents	24,848,000	(2,935,000)
Cash and cash equivalents at the beginning of the period	17,818,000	48,156,000
Cash and cash equivalents at the end of the period	€ 42,666,000	€ 45,221,000